Business Combinations - Additional Information (Details) - USD ($) $ in Thousands			4 Months Ended	6 Months Ended	12 Months Ended
	Jan. 09, 2025	Aug. 29, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Acquisition of Weni [Member]
Business Combination [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Cash consideration paid		$ 3,016
Long-term fixed installment		972
Expenses recognized outside scope of business combination					$ 476
Fair value of acquired trade receivables		1,525
Gross contractual amount for trade receivables		1,557
Loss allowance recognized on acquisition		$ 32
Acquired business contributed revenue			$ 1,027
Acquired business, net profit			$ 104
Business combination, proforma revenues						$ 3,040
Business combination, proforma net profit						423
Acquisition of Newtail [Member]
Business Combination [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Cash consideration paid	$ 3,694
Long-term fixed installment	306
Fair value of acquired trade receivables	387
Gross contractual amount for trade receivables	403
Loss allowance recognized on acquisition	$ 16
Acquired business contributed revenue				$ 722
Acquired business, net profit				$ 142
Business combination, proforma revenues						686
Business combination, proforma net profit						$ 9